Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following Pay Versus Performance table sets forth information for the Company's Principal Executive Officer ("PEO"), Mark A. LeDoux for our fiscal years ended June 30, 2025, and 2024, as required by Item 402 of SEC Regulation S-K.

Year	Summary Compensation table total for PEO ($)	Compensation actually paid to PEO ($)(1)	Average summary compensation table total for non-PEO NEOs ($)	Average compensation actually paid to non-PEO NEOs ($)(1)	Value of initial fixed $100 investment based on Total Shareholder Return ($)	Net income ($ in thousands)
2025	562,521	494,462	381,999	332,550	(45.51)	(13,575)
2024	794,006	760,413	529,211	503,019	(16.39)	(7,217)

In our fiscal 2025 and 2024, Mark A. LeDoux was our Principal Executive Officer (“PEO”). In our fiscal 2025 and 2024, our remaining Non-PEO Named Executive Officers ("NEOs") were Kenneth E. Wolf President, Chief Operating Officer, and Secretary, Michael E. Fortin, Chief Financial Officer, James Gause, Vice President of Operations, and Shane Conti, Vice President of Global Sales.

Our Human Resources Committee believes the PEO's base salary reflects the value of the executive position and attributes the PEO brings to the Company, including tenure, experience, skill level and performance. No specific weights have been assigned to those factors. The Human Resources Committee periodically reviews the salaries of the PEO and NEOs and adjusts them as needed to maintain market positioning and consistency with other similarly situated executive officers and their evolving responsibilities.

Bonus payments when made have not been tied to any financial performance measure and have been and are planned to continue to be discretionary based on the evaluation of each individual's performance, change in responsibilities, their potential to contribute to the success of the Company, and the performance of the Company.

PEO Total Compensation Amount	$ 562,521	$ 794,006
PEO Actually Paid Compensation Amount	$ 494,462	760,413
Adjustment To PEO Compensation, Footnote

(1) Compensation Actually Paid was calculated beginning with each individual's total compensation reported in the Summary Compensation Table above, and the following amounts were deducted from and added to such amounts:

	PEO		Non-PEO Named Executive Officer Average
	2025	2024	2025	2024
Summary Compensation Table	$562,521	$794,006	$381,999	$529,211
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table for applicable year	—	(101,150)	—	(91,156)
Increase based on ASC 718 fair value of awards granted during applicable fiscal year that remain unvested as of applicable fiscal year end, determined as of applicable year end	—	102,340	—	86,538
Deduction/increase for awards granted during a prior fiscal year that were outstanding and unvested as of applicable fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to applicable fiscal year end	(44,752)	(17,700)	(33,335)	(11,209)
Deduction/increase for awards granted during a prior fiscal year that vested during applicable fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	(23,307)	(17,083)	(16,114)	(10,365)
Deduction for awards granted during a prior fiscal year that were forfeited during the applicable fiscal year, determined based on the ASC 718 fair value from prior fiscal year end	—	—	—	—
Compensation Actually Paid	$494,462	$760,413	$332,550	$503,019

All information provided above under the "Pay Versus Performance" heading will not be deemed to be incorporated by reference in any filing by the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Non-PEO NEO Average Total Compensation Amount	$ 381,999	529,211
Non-PEO NEO Average Compensation Actually Paid Amount	332,550	503,019
Total Shareholder Return Amount	(45.51)	(16.39)
Net Income (Loss)	(13,575,000)	(7,217,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(101,150)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	102,340
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,752)	(17,700)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,307)	(17,083)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(91,156)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	86,538
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(33,335)	(11,209)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,114)	(10,365)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0